ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1 FINANCIAL INFORMATION OF PARENT COMPANY - CASH FLOWS (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net cash used in operating activities	$ (619,434)	$ (268,774)	$ (860,963)
Cash flows from investing activities:
Net cash used in investing activities	(806,107)	(674,551)	(53,312)
Cash flows from financing activities:
Repurchase of shares	(189,161)	(52,026)	(44,977)
Proceeds from exercise of share options	0	7,101	1,061
Dividends paid	(196)	0	(79,116)
Net cash provided by financing activities	1,783,285	821,745	1,263,607
Increase (decrease) in cash and cash equivalents	335,142	(102,221)	323,268
Cash, cash equivalents and restricted cash at beginning of year	1,653,315	1,755,770	1,432,502
Cash, cash equivalents and restricted cash at end of year	1,988,457	1,653,315	1,755,770
Parent Company [Member]
Cash flows from operating activities:
Net cash used in operating activities	86,252	(21,401)	389,520
Cash flows from investing activities:
Advances to subsidiaries	(215,613)	(20,005)	(282,605)
Loans to an affiliated company	(200,000)	0	0
Net cash used in investing activities	(415,613)	(20,005)	(282,605)
Cash flows from financing activities:
Repurchase of shares	(189,161)	(52,026)	(44,977)
Loan or advances from subsidiaries	521,860	54,187	3,685
Proceeds from exercise of share options	0	7,101	1,061
Dividends paid	0	0	(79,116)
Net cash provided by financing activities	332,699	9,262	(119,347)
Increase (decrease) in cash and cash equivalents	3,338	(32,144)	(12,432)
Cash, cash equivalents and restricted cash at beginning of year	4,069	36,213	48,645
Cash, cash equivalents and restricted cash at end of year	7,407	4,069	36,213
Supplemental cash flow disclosures:
Assignment of advance to subsidiary to offset with advance from subsidiary	0	235,897	0
Capitalization of advance to subsidiary as investment in subsidiary	$ 0	$ 235,897	$ 0